American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
May 31, 2026

California High-Yield Municipal Fund - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.2%
California — 96.3%
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/48	750,000	761,631
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/53	1,175,000	1,185,762
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AG)	12,000,000	7,002,872
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,713,678
Alameda County Fire Department GO, 5.25%, 6/1/55	2,500,000	2,687,243
Antelope Valley Healthcare District Rev., (Antelope Valley Healthcare District Obligated Group), 5.00%, 3/1/46	5,000,000	4,694,726
Bay Area Toll Authority Rev., 4.125%, 4/1/54	3,750,000	3,569,342
Bay Area Toll Authority Rev., VRDN, 2.35%, 6/1/26 (LOC: Barclays Bank PLC)	1,500,000	1,500,000
Bay Area Toll Authority Rev., VRDN, 2.35%, 6/1/26 (LOC: Bank of America N.A.)	1,800,000	1,800,000
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No 93-1 Area No. 8C), 5.00%, 9/1/43	1,605,000	1,634,346
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/45	1,510,000	1,382,527
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/50	1,500,000	1,312,841
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Rev., 4.375%, 7/1/56 (AG)	1,750,000	1,747,138
California Community Choice Financing Authority Rev., 5.00%, 11/1/33 (GA: Canadian Imperial Bank)	20,000,000	21,635,748
California Community Choice Financing Authority Rev., 5.25%, 2/1/36 (GA: Realty Income Corp.)	15,000,000	16,371,108
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,133,240
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	2,600,000	2,745,988
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	7,475,000	7,931,865
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	2,305,000	2,507,127
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,570,441
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	5,005,000	5,422,142
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	8,670,000	9,234,491
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	2,500,000	2,607,208
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/55 (GA: American General Life)	5,000,000	5,224,171
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	5,445,000	5,902,944
California Community Choice Financing Authority Rev., VRN, 5.00%, 4/1/56 (GA: Morgan Stanley)	4,000,000	4,322,677
California Community Choice Financing Authority Rev., VRN, 5.00%, 10/1/56 (GA: Bank Of Nova Scotia TR)	8,650,000	9,357,402
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,253,023
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,538,164
California Community Housing Agency Rev., (California Community Housing Agency Fountains at Emerald Park), 4.00%, 8/1/46(1)	3,060,000	2,674,135
California Community Housing Agency Rev., (California Community Housing Agency Verdant at Green Valley Apartments), 5.00%, 8/1/49(1)	2,640,000	2,468,724
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	22,520,000	5,250,308
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	750,000	674,232
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(2)	5,020,000	837,821
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/44	1,275,000	1,397,333
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/45	1,150,000	1,247,363
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/55	4,000,000	4,219,379
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/55	4,000,000	4,162,680
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/40(1)	500,000	500,992
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/50(1)	500,000	474,735
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/55(1)	350,000	325,137
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/49	2,800,000	2,923,604

California Enterprise Development Authority Rev., (Castilleja School Foundation), 4.00%, 6/1/54	2,500,000	2,290,235
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/45	1,000,000	1,019,682
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(1)	1,315,000	1,332,961
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/54(1)	2,500,000	2,399,103
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	5,000,000	4,770,078
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/30, Prerefunded at 100% of Par(3)	330,000	348,922
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	9,380,000	8,555,340
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/54	4,750,000	4,884,321
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/43	5,000,000	5,487,612
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	950,000	1,034,459
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.25%, 8/15/54	5,000,000	5,378,312
California Housing Finance Agency Rev., 4.25%, 1/15/35	2,750,989	2,851,130
California Housing Finance Agency Rev., 3.50%, 11/20/35	14,717,659	14,615,617
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	10,000,000	10,064,887
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	3,330,000	3,333,503
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	10,000,000	10,216,030
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,690,310
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65(1)	8,655,000	4,846,800
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/49	1,500,000	1,540,290
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/50	5,000,000	5,275,624
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	2,335,000	2,353,360
California Municipal Finance Authority Rev., 4.00%, 12/1/43	1,000,000	991,679
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(1)	1,800,000	1,809,699
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	486,983
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,749,894
California Municipal Finance Authority Rev., (California Baptist University), 5.375%, 11/1/45(1)	775,000	796,860
California Municipal Finance Authority Rev., (California Baptist University), 5.50%, 11/1/45(1)	4,000,000	3,999,635
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(1)	8,325,000	8,130,275
California Municipal Finance Authority Rev., (California Baptist University), 5.625%, 11/1/54(1)	1,000,000	1,016,164
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	1,000,000	944,779
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/54	1,800,000	1,818,276
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(1)	6,000,000	6,284,231
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 2.35%, 6/1/26 (GA: Chevron Corp.)	5,250,000	5,250,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,139,666
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51 (BAM-TCRS)	5,505,000	5,549,216
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	6,700,000	6,727,595
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	1,005,847
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(1)	2,145,000	2,027,677
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(1)	1,875,000	1,735,533
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/50	6,535,000	5,422,911
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(1)	5,125,000	5,103,796
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.75%, 12/1/55	1,000,000	1,052,288
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,747,141
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 5.00%, 11/15/49	4,750,000	4,751,314
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(1)	100,000	100,013
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(1)	1,400,000	1,382,838
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	5,300,000	5,010,686
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,286,485
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	5,245,000	5,480,915
California Municipal Finance Authority Rev., (Gateways Hospital and Mental Health Center), 5.25%, 9/1/55	1,875,000	1,910,542
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 5.375%, 6/1/56	1,955,000	1,946,443

California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(1)	1,155,000	1,176,770
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(1)	3,535,000	3,579,387
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(1)	4,450,000	4,220,051
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.25%, 10/1/44	1,000,000	1,051,828
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.25%, 10/1/45	1,120,000	1,170,854
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,519,730
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	2,250,000	2,336,492
California Municipal Finance Authority Rev., (Maison's Sierra Phase 2 LP), 4.45%, 11/1/43 (FNMA)	2,175,000	2,223,841
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(1)	1,515,000	1,518,114
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	2,075,000	1,890,657
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(1)	5,100,000	4,816,662
California Municipal Finance Authority Rev., (PRG - Potrero Properties LLC), 5.50%, 9/1/56	1,200,000	1,296,274
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	1,165,000	1,220,307
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/49	1,300,000	1,320,882
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/54	1,540,000	1,551,196
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(1)	2,265,000	2,205,759
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,131,701
California Municipal Finance Authority Rev., (San Jose South 1st Street Associates LP), 5.00%, 12/1/44 (FNMA)	5,000,000	5,375,679
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(1)	1,400,000	1,376,186
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 4.65%, 5/1/30	390,000	398,640
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.00%, 5/1/34(1)	250,000	259,184
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.50%, 5/1/44(1)	350,000	357,742
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(1)	1,095,000	1,103,940
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.875%, 5/1/59(1)	1,200,000	1,214,221
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	2,600,000	2,622,560
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.125%, 11/1/41 (FNMA)	6,290,000	6,215,229
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.40%, 12/1/43 (FHLMC)(4)	3,930,000	3,956,256
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(1)	8,450,000	5,630,680
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	1,450,000	1,492,059
California Municipal Finance Authority Rev., VRN, 4.33%, 11/20/40	2,945,530	2,926,812
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	2,951,216	2,761,587
California Municipal Finance Authority Special Tax, 5.00%, 9/1/39	1,290,000	1,347,902
California Municipal Finance Authority Special Tax, 5.00%, 9/1/44	2,140,000	2,215,127
California Municipal Finance Authority Special Tax, (California Municipal Finance Auth Cmnty Facs Dist 2024-11, Special Tax Rev.), 5.00%, 9/1/51	625,000	626,988
California Municipal Finance Authority Special Tax, (California Municipal Finance Auth Cmnty Facs Dist 2024-11, Special Tax Rev.), 5.00%, 9/1/56	850,000	838,882
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/43	1,000,000	967,511
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/50	1,500,000	1,326,480
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.75%, 9/1/53	1,850,000	1,945,163
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.125%, 9/1/54	1,000,000	1,014,887
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.00%, 9/1/40	525,000	548,346
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.25%, 9/1/45	500,000	520,055
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.375%, 9/1/50	925,000	961,262
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.375%, 9/1/55	1,500,000	1,548,955
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 6.00%, 9/1/52	1,700,000	1,789,771
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/49	1,250,000	1,266,709

California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/54	2,750,000	2,768,740
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.00%, 9/1/54	800,000	803,834
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.125%, 9/1/59	1,250,000	1,265,024
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 4.125%, 9/1/34	500,000	502,646
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/39	750,000	785,253
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/44	1,210,000	1,253,323
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/50	1,000,000	1,014,494
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/55	1,100,000	1,107,999
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	2,038,523
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/50	1,000,000	1,013,210
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/55	1,250,000	1,255,756
California Municipal Finance Authority Special Tax, (City of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/57	5,000,000	5,017,012
California Municipal Finance Authority Special Tax, (City of Hesperia CA Community Facilities District No. 2023-11 Area No. 1), 5.125%, 9/1/50	765,000	779,467
California Municipal Finance Authority Special Tax, (City of Hesperia CA Community Facilities District No. 2023-11 Area No. 1), 5.125%, 9/1/55	1,000,000	1,012,316
California Municipal Finance Authority SEQ, Series A-1, Class A1, 4.05%, 7/20/41	4,991,317	4,931,158
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(1)	2,500,000	2,546,099
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(1)	4,000,000	3,529,905
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/54	2,000,000	2,024,188
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(1)	1,160,000	1,174,887
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	1,545,000	1,466,922
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(1)	1,250,000	1,134,741
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(1)	1,260,000	1,120,792
California School Finance Authority Rev., 5.00%, 6/1/37(1)	475,000	476,272
California School Finance Authority Rev., 5.00%, 6/1/47(1)	875,000	828,145
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(1)	4,000,000	3,971,974
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(1)	5,000,000	5,000,346
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/49(1)	1,000,000	1,013,847
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/45(1)	1,100,000	1,080,095
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(1)	1,300,000	1,042,048
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(1)	4,000,000	3,704,808
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(1)	70,000	68,660
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(1)	1,800,000	1,802,210
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(1)	1,085,000	1,026,065
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(1)	3,130,000	2,954,909
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(1)	1,730,000	1,439,414
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(1)	2,220,000	1,738,029
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(1)(5)(6)	970,000	582,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(1)(5)(6)	1,500,000	900,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)(5)(6)	1,500,000	900,000
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	600,000	604,479
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(1)	430,000	429,901
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(1)	2,100,000	1,931,728
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	2,000,000	1,754,653
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/64(1)	2,040,000	1,907,212
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(1)	1,130,000	1,145,469

California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	500,000	522,001
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(1)	3,500,000	3,495,877
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(1)	3,630,000	3,549,203
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(1)	1,650,000	1,693,380
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37 (ST INTERCEPT)(1)	1,050,000	1,056,221
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47 (ST INTERCEPT)(1)	2,425,000	2,429,637
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(1)	1,180,000	1,191,240
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(1)	1,650,000	1,650,127
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	2,000,000	2,002,133
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(1)	1,025,000	1,031,514
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(1)	1,075,000	1,075,329
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(1)	1,000,000	927,893
California School Finance Authority Rev., (Larchmont Schools), 6.25%, 6/1/65(1)	1,350,000	1,412,868
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(1)	1,225,000	1,260,267
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(1)	2,125,000	2,185,125
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(1)	560,000	571,771
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(1)	700,000	706,361
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(1)	5,250,000	5,122,843
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(1)	2,740,000	2,656,852
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(1)	3,915,000	3,689,515
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(1)	120,000	120,000
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(1)	870,000	858,225
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(1)	1,000,000	1,000,207
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	360,000	360,784
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(1)	2,100,000	2,022,628
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(1)	2,265,000	2,077,785
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(1)(3)	525,000	535,992
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/58(1)	3,600,000	3,277,855
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/40 (ST INTERCEPT)(1)	545,000	557,116
California School Finance Authority Rev., (Value Schools), 5.25%, 7/1/48 (ST INTERCEPT)(1)	700,000	706,510
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,658,544
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	963,688
California State University Rev., 5.50%, 11/1/49	6,025,000	6,646,796
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	1,786,202
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(1)	1,075,000	1,063,576
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(1)	3,090,000	3,113,979
California Statewide Communities Development Authority Rev., (California Statewide Community Development Authority PACE Assessments), 5.00%, 9/2/35(1)	110,000	113,152
California Statewide Communities Development Authority Rev., (California Statewide Community Development Authority PACE Assessments), 5.00%, 9/2/40(1)	265,000	270,924
California Statewide Communities Development Authority Rev., (California Statewide Community Development Authority PACE Assessments), 5.125%, 9/2/48(1)	585,000	592,632
California Statewide Communities Development Authority Rev., (California Statewide Community Development Authority PACE Assessments), 5.25%, 9/2/61(1)	1,725,000	1,744,681
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,251,734
California Statewide Communities Development Authority Rev., (CORE 700 Hotel Venture LLC), 6.25%, 9/2/61(1)	2,500,000	2,563,486
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45 (BAM-TCRS)	5,000,000	4,887,110
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AG)	500,000	507,788
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,406,999
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,610,340
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(1)	3,500,000	3,499,439
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(1)	1,450,000	1,425,751

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(1)	2,000,000	2,001,170
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(1)	3,155,000	3,157,395
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	1,000,000	1,000,490
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	1,700,000	1,700,539
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	9,900,000	9,900,452
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,605,988
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(1)	14,750,000	14,750,181
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 4.00%, 10/1/41	6,500,000	6,340,259
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/43	7,500,000	7,663,123
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,330,984
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	830,052
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.50%, 9/1/42	1,000,000	1,059,652
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.625%, 9/1/52	3,000,000	3,126,459
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 4.00%, 9/1/34	250,000	249,400
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 5.00%, 9/1/45	1,800,000	1,853,940
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 5.00%, 9/1/55	2,380,000	2,386,159
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/49	1,500,000	1,521,072
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist No. 2020-2 Impt Area 3), 5.00%, 9/1/49	375,000	380,649
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.50%, 9/1/53	1,700,000	1,768,088
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/39	1,000,000	1,027,192
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/49	2,095,000	2,105,391
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.50%, 9/1/52	4,240,000	4,326,269
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017), 5.00%, 9/1/48	7,330,000	7,357,378
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/39	1,415,000	1,447,344
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/48	1,750,000	1,763,214
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 4.00%, 9/1/50	1,200,000	1,036,468
California Statewide Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/46(2)	20,000,000	5,220,216
Central Valley Energy Authority Rev., 5.00%, 8/1/34 (GA: Goldman Sachs Group, Inc.)	2,200,000	2,363,419
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,378,135
Chabot-Las Positas Community College District GO, 5.00%, 8/1/48	2,400,000	2,598,884
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	4,350,000	4,691,479
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No 2003-3 Improvement Area No. 11), 5.00%, 9/1/50	1,000,000	999,493
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No 2003-3 Improvement Area No. 11), 5.00%, 9/1/55	1,375,000	1,358,178
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/49	680,000	690,479

Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/54	740,000	746,543
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/43	3,160,000	3,208,947
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/45	1,325,000	1,222,662
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/48	2,500,000	2,519,409
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/50	2,500,000	2,214,074
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/47	1,615,000	1,682,188
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/52	2,000,000	2,058,705
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	886,390
Citrus Community College District GO, 5.00%, 8/1/44	3,590,000	3,938,676
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/35	300,000	299,617
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/42	600,000	560,554
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/50	1,450,000	1,259,775
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/51	2,500,000	2,093,376
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Office Special Tax), 5.75%, 9/1/53(1)	1,800,000	1,881,422
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Shoreline Tax Zone 1), 5.75%, 9/1/53(1)	1,500,000	1,567,851
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/52(1)	1,500,000	1,445,966
City & County San Francisco Infrastructure & Revitalization Financing District 1 Facilities Tax Allocation, 5.00%, 9/1/55(1)	2,250,000	2,179,192
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,840,860
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/49	1,600,000	1,620,300
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/54	1,600,000	1,608,745
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,828,781
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,463,472
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 5/1/40 (FNMA)	1,230,000	1,238,902
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	9,635,000	7,064,797
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,000,000	2,247,626
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	13,000,000	10,210,006
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 4.00%, 2/1/57(1)	4,000,000	3,045,713
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	12,000,000	6,522,484
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(1)	3,000,000	2,175,331
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	9,000,000	6,237,319
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(1)	3,235,000	2,420,730
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(1)	4,820,000	4,361,693
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(1)	1,405,000	1,222,717
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Renaissance at City Center), 5.00%, 7/1/51(1)	11,610,000	11,108,963

CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(1)	1,925,000	1,646,702
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 3.125%, 6/1/57(1)	5,385,000	3,288,628
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	2,500,000	513,026
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/45	1,000,000	921,562
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/46	300,000	307,717
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/48	1,400,000	1,404,414
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/53	1,600,000	1,602,676
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/54	1,000,000	1,003,447
Downey Unified School District GO, 4.00%, 8/1/57	3,500,000	3,283,557
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/47	2,630,000	2,757,091
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/51	3,040,000	3,151,981
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	1,250,000	1,287,018
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/37	1,150,000	1,167,313
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/47	2,840,000	2,854,128
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 2), 5.00%, 9/1/44	2,200,000	2,243,749
East Bay Municipal Utility District Wastewaters Rev., 5.00%, 6/1/56	2,800,000	2,992,083
East Garrison Public Finance Authority Special Tax, (East Garrison Public Finance Authority East Garrison Cmnty Facs Dist No. 2006-1), 5.00%, 9/1/46	1,150,000	1,150,799
Eastern Municipal Water District Community Facilities District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/54	565,000	569,996
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,127,790
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	694,732
El Rancho Unified School District GO, Capital Appreciation, 0.00%, 8/1/28(2)	1,335,000	1,254,157
Escondido Special Tax, (City of Escondido CA Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,713,616
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2019-1 Area No. 1), 5.00%, 9/1/50	3,250,000	3,272,858
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/44	1,065,000	1,105,364
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/49	1,250,000	1,270,969
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/44	1,140,000	1,162,670
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,345,993
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/33	530,000	546,174
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,748,654
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,287,252
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,324,316
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/50	2,285,000	1,999,894
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Improvement Area No. 4), 5.00%, 9/1/44	1,000,000	1,037,901
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/49	1,000,000	1,015,411
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/54	1,400,000	1,413,326
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,396,723
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,600,000	1,555,279
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	7,611,000	7,458,063
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,000,000	3,179,060
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,200,000	2,617,604
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,509,679
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,001,347
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,347,628
Fresno Unified School District GO, 4.00%, 8/1/55	2,500,000	2,324,722
Glendale Electric Rev., 5.00%, 2/1/49	2,000,000	2,092,639

Glendale Electric Rev., 5.00%, 2/1/54	3,000,000	3,107,177
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	2,000,000	1,999,405
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(2)	58,750,000	5,874,783
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	1,000,000	973,591
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	7,725,000	6,892,386
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	14,365,000	7,136,917
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/51 (AG)(1)	3,400,000	3,215,121
Independent Cities Finance Authority Rev., (Millennium Housing LLC CA), 5.00%, 9/15/50	2,000,000	2,024,263
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,000,755
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,501,132
Indio Electric Financing Authority Rev., (Imperial Irrigation District Electric System), 5.25%, 1/1/53	3,000,000	3,154,471
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,119,649
Irvine Special Assessment, (City of Irvine Assessment District No. 07-22), VRDN, 2.40%, 6/1/26 (LOC: Sumitomo Mitsui Banking Corp.)	2,321,000	2,321,000
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/52 (BAM)(2)	1,400,000	402,066
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/53 (BAM)(2)	1,000,000	273,725
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8), 5.00%, 9/1/48	2,500,000	2,514,102
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 4.25%, 5/1/53	5,000,000	4,861,368
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 11 Area B), 4.00%, 9/1/47	1,000,000	903,991
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/38	1,000,000	1,019,215
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/43	1,255,000	1,268,799
Kentfield School District GO, 5.00%, 8/1/42	1,075,000	1,196,913
La Canada Unified School District GO, 6.00%, 8/1/50	3,400,000	3,893,994
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2015-4), 5.00%, 9/1/46	475,000	491,307
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2015-4), 5.00%, 9/1/55	1,300,000	1,310,416
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,500,324
Lake Elsinore Unified School District Community Facilities District Special Tax, (Lake Elsinore Unified School District Community Facilities District No. 2013-1), 4.00%, 9/1/47	900,000	820,362
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.125%, 9/1/50	2,000,000	2,051,989
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.25%, 9/1/55	3,000,000	3,097,335
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,329,711
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,541,681
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 1), 5.00%, 9/1/43	4,730,000	4,802,250
Lincoln Special Tax, (City of Lincoln CA Community Facilities District No. 2005-1), 5.00%, 9/1/50	1,125,000	1,127,965
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,150,000	1,314,493
Long Beach Marina System Rev., 5.00%, 5/15/36	2,410,000	2,737,190
Long Beach Marina System Rev., 5.00%, 5/15/37	2,505,000	2,826,824
Long Beach Marina System Rev., 5.00%, 5/15/38	2,780,000	3,122,441
Long Beach Marina System Rev., 5.00%, 5/15/39	1,110,000	1,240,183
Los Altos Elementary School District GO, 4.125%, 8/1/49	2,005,000	2,000,228
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/52	1,000,000	1,012,559
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	2,525,000	2,562,191
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/49	2,350,000	2,583,987
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	3,000,000	3,199,046
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	6,440,000	7,004,266
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/26	1,115,000	1,116,991

Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30	1,880,000	1,998,135
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/31	1,000,000	1,095,228
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	1,425,000	1,592,091
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/34	675,000	758,841
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/35	1,000,000	1,134,922
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/46 (BAM)	2,000,000	2,111,922
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/51	2,500,000	2,542,965
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	1,998,039	2,010,820
Los Angeles Unified School District GO, 5.00%, 7/1/49	4,000,000	4,270,353
Marina Joint Powers Financing Authority Rev., 3.40%, 3/1/36 (FNMA)	2,280,000	2,305,791
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	115,424
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	101,760
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	102,937
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	254,266
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/39	820,000	862,614
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/44	1,000,000	1,035,106
Menifee Special Tax, (City of Menifee Community Facilities District No. 2022-3 Improvement Area No.), 5.00%, 9/1/51(4)	2,000,000	2,025,098
Menifee Special Tax, (City of Menifee Community Facilities District No. 2022-3 Improvement Area No.), 5.00%, 9/1/56(4)	2,665,000	2,685,477
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/44(2)	1,750,000	755,210
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/45(2)	1,200,000	488,409
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 4), 5.00%, 9/1/44	1,245,000	1,272,789
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 7), 5.25%, 9/1/52	2,000,000	2,045,356
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	1,175,000	1,236,407
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	1,030,000	1,080,845
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	2,350,000	2,458,301
Midpeninsula Regional Open Space District Field Employees Corp. GO, 4.00%, 3/1/54	1,140,000	1,073,228
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/56 (AG)(4)	1,525,000	1,627,371
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.125%, 9/1/50	800,000	811,231
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.125%, 9/1/55	1,345,000	1,355,216
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 4.25%, 9/1/35	400,000	402,662
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/40	500,000	519,536
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/45	1,000,000	1,020,312
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/50	2,125,000	2,137,244
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/55	2,000,000	1,996,715
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.125%, 9/1/45	300,000	309,669
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.25%, 9/1/50	400,000	409,019
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.25%, 9/1/55	600,000	609,575
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.125%, 9/1/45	250,000	258,058
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.25%, 9/1/50	500,000	511,274
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.25%, 9/1/55	600,000	609,575
Mountain House Public Financing Authority Special Tax, 5.00%, 9/1/46	100,000	101,756
Mountain House Public Financing Authority Special Tax, 5.00%, 9/1/51	575,000	578,207
Mountain House Public Financing Authority Special Tax, 5.00%, 9/1/56	650,000	645,472

M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,048,273
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	4,932,694
Murrieta Community Facilities District Special Tax, (City of Murrieta CA Community Facilities District No. 2005-5 Improvement Area A), 5.00%, 9/1/46	825,000	825,526
New Hampshire Business Finance Authority Rev., VRN, 3.81%, 7/20/39	13,310,548	12,929,781
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.50%, 12/1/47	4,425,000	4,796,399
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AG)(2)	1,325,000	950,260
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AG)(2)	2,885,000	1,867,469
Norwalk-La Mirada Unified School District GO, 5.00%, 8/1/51	1,750,000	1,831,459
Ojai Unified School District GO, 5.50%, 8/1/53 (AG)	1,750,000	1,869,455
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/49	500,000	508,046
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/54	1,000,000	1,010,196
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.50%, 9/1/48	1,250,000	1,318,649
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.75%, 9/1/54	2,210,000	2,341,603
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.25%, 9/1/37	415,000	420,182
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.625%, 9/1/42	650,000	657,257
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/47	840,000	838,814
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/52	825,000	800,380
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 71), 5.00%, 9/1/40	1,000,000	1,078,350
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 71), 5.00%, 9/1/45	500,000	522,598
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	391,832
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,008,638
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	502,246
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,301,767
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,745,522
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,058,179
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	876,441
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	876,518
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/44	3,485,000	3,590,374
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/49	2,500,000	2,526,628
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/41	6,545,000	6,555,946
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/46	3,000,000	3,002,896
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2017-1 Area No.1), 5.00%, 8/15/42	2,500,000	2,531,173
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	3,300,000	3,366,744
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/52	1,000,000	1,010,343
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/53	2,200,000	2,282,247
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.75%, 8/15/53	1,085,000	1,141,874
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39(5)(6)	2,350,000	1,668,500
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49(5)(6)	3,000,000	2,100,000
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/49	600,000	611,249
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,109,804
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/53	525,000	531,740
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AG)	1,700,000	1,775,091
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,242,803
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	3,465,000	3,433,929
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,172,223
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	15,000,000	14,450,385
Paradise Unified School District COP, 4.875%, 5/1/54	11,000,000	10,479,965
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	7,000,000	7,247,300
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,579,312

Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NPFG)	3,330,000	3,560,137
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 1), 5.375%, 9/1/53	1,300,000	1,337,227
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 2), 5.00%, 9/1/51	670,000	674,930
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 2), 5.00%, 9/1/55	645,000	647,785
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 1), 5.25%, 9/1/52	2,000,000	2,044,274
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/40	365,000	381,829
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/45	560,000	572,913
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/50	750,000	755,333
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/54	700,000	703,826
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/50	850,000	856,003
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/55	1,085,000	1,087,287
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 4.00%, 9/1/45	1,025,000	939,692
Rancho Cordova Special Tax, (City of Rancho Cordova CA The Preserve Community Facs Dist No. 2025-1 Impt Area), 5.00%, 9/1/46	350,000	360,415
Rancho Cordova Special Tax, (City of Rancho Cordova CA The Preserve Community Facs Dist No. 2025-1 Impt Area), 5.00%, 9/1/51	650,000	655,746
Rancho Cordova Special Tax, (City of Rancho Cordova CA The Preserve Community Facs Dist No. 2025-1 Impt Area), 5.00%, 9/1/55	655,000	657,345
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (AMBAC)(2)	3,405,000	3,202,462
Regents of the University of California Medical Center Pooled Rev., 4.13%, 5/15/32	2,710,000	2,653,774
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.25%, 6/1/26	460,000	460,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.35%, 6/1/26	775,000	775,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.35%, 6/1/26	2,125,000	2,125,000
Rialto Special Tax, (City of Rialto CA Community Facilities District No 2024-1), 5.00%, 9/1/46	610,000	625,840
Rialto Special Tax, (City of Rialto CA Community Facilities District No 2024-1), 5.00%, 9/1/51	550,000	558,547
Rialto Special Tax, (City of Rialto CA Community Facilities District No 2024-1), 5.00%, 9/1/55	445,000	449,225
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/50	1,750,000	1,764,952
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.50%, 9/1/53	1,500,000	1,564,736
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.125%, 9/1/55	1,115,000	1,130,887
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.25%, 9/1/60	5,545,000	5,673,174
Rincon Valley Union School District GO, 4.00%, 8/1/49	915,000	865,846
River Islands Public Financing Authority Special Tax, (River Islands Public Financing Authority Community Facs Dist 2023-1 Impt Area 3), 4.50%, 9/1/40	1,100,000	1,105,851
River Islands Public Financing Authority Special Tax, (River Islands Public Financing Authority Community Facs Dist 2023-1 Impt Area 3), 5.00%, 9/1/55	1,750,000	1,694,927
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/42	1,110,000	1,118,646
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/44	2,735,000	2,735,631
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/45	540,000	543,411
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,450,960
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(2)	2,000,000	1,059,808
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(2)	3,320,000	1,657,918
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(2)	5,000,000	2,363,092
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 1), 5.00%, 9/1/54	1,270,000	1,281,628
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 2), 5.00%, 9/1/54	770,000	777,050

Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,510,599
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,642,071
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/50	2,000,000	2,026,005
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/55	1,000,000	1,006,532
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/55	2,000,000	2,015,955
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,058,269
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,040,985
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/43	3,000,000	3,049,045
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	2,900,000	2,914,601
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/49	1,000,000	1,014,729
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/50	2,000,000	2,031,868
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/55	1,800,000	1,816,795
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/46	370,000	380,379
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/54	1,525,000	1,537,108
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2021-1 Impt Area 1), 5.00%, 9/1/51(4)	500,000	508,409
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2021-1 Impt Area 1), 5.00%, 9/1/56(4)	400,000	402,688
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/49	1,125,000	1,134,697
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/54	3,245,000	3,254,003
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/50	1,995,000	2,010,556
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 2), 5.00%, 9/1/39	740,000	777,930
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 2), 5.00%, 9/1/44	1,000,000	1,027,466
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.00%, 9/1/43	475,000	490,982
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.25%, 9/1/53	1,500,000	1,532,947
Roseville Special Tax, (City of Roseville CA Creekview Phase 5 Community Facilities District No. 1), 5.00%, 9/1/55	1,375,000	1,362,316
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/32(1)	1,265,000	1,287,489
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/47(1)	6,500,000	6,527,628
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	873,939
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/53	1,000,000	1,010,397
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,117,875
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/39	1,390,000	1,430,782
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/44	3,230,000	3,294,231
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/45	495,000	460,360
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/50	650,000	572,265
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,875,473
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,650,733
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	3,001,502
Sacramento Special Tax, (City of Sacramento CA Natomas Central Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,903,662
Sacramento Special Tax, (City of Sacramento CA Natomas Meadows Cmnty Facs District No. 2007-1 Area No. 1), 5.00%, 9/1/47(1)	1,900,000	1,903,044
Sacramento Special Tax, (Sacramento Greenbriar Community Facs District No. 2018-03 Area No. 2), 5.00%, 9/1/49	1,000,000	1,014,048
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,191,254
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,378,592
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,367,156
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,027,334

Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,330,301
Sacramento County Airport System Rev., 5.25%, 7/1/54	3,250,000	3,450,276
Sacramento Municipal Utility District Rev., 5.00%, 8/15/48	4,000,000	4,250,780
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,908,563
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/42	700,000	649,420
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/48	1,000,000	853,481
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/43	1,255,000	1,186,322
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/48	1,250,000	1,107,945
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	3,992,877
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,112,431
San Diego Unified School District GO, 4.125%, 7/1/50	500,000	491,132
San Diego Unified School District GO, 4.00%, 7/1/53	1,750,000	1,656,481
San Diego Unified School District GO, 4.00%, 7/1/54	1,000,000	943,930
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/43	4,000,000	4,343,232
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/49	1,000,000	1,056,770
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/56(4)	1,500,000	1,578,447
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33	780,000	780,720
San Francisco City & County Redevelopment Successor Agency Tax Allocation, 5.25%, 8/1/53 (AG)	1,000,000	1,061,870
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/52	6,665,000	7,100,698
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	955,000	955,568
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NPFG)(2)	165,000	151,952
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NPFG)(2)	16,000,000	13,813,437
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NPFG)(2)	290,000	241,592
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(2)	1,335,000	947,927
San Jose Rev., (Berryessa Affordable Housing LP), VRN, 3.05%, 5/1/66	1,440,000	1,440,005
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)	2,435,000	2,481,151
San Rafael City Elementary School District GO, 4.00%, 8/1/54	2,445,000	2,307,656
Saugus/Hart School Facilities Financing Authority Special Tax, (Saugus/Hart School Facilities Financing Authority Community Facs Dist No. 2006-1), 5.00%, 9/1/46	1,250,000	1,250,932
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(2)	22,000,000	12,633,130
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(2)	11,465,000	4,385,725
Simi Valley Unified School District GO, 5.25%, 8/1/51	5,000,000	5,217,885
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	928,117
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.125%, 9/1/50	925,000	946,960
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,214,626
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.25%, 9/1/55	1,600,000	1,643,491
South Tahoe Joint Powers Financing Authority Rev., (City of South Lake Tahoe CA), 5.25%, 10/1/53	3,000,000	3,185,765
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	2,150,000	2,226,022
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,011,914
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	5,750,000	5,936,839
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/53	10,000,000	10,241,933
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.25%, 7/1/53	5,250,000	5,474,362
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	3,850,000	4,031,071
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NPFG)(2)	1,800,000	1,790,965
State of California GO, 5.25%, 8/1/44	1,070,000	1,192,691
State of California GO, 5.25%, 9/1/53	5,000,000	5,335,476

State of California GO, 5.00%, 3/1/55	4,000,000	4,216,980
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/45	1,115,000	994,513
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/50	1,500,000	1,269,193
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2 Area No. 4), 5.00%, 9/1/45	1,220,000	1,249,038
Stockton Public Financing Authority Rev., (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,563,905
Stockton Public Financing Authority Rev., (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,039,397
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,827,736
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/39	1,300,000	1,384,320
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/44	2,155,000	2,226,149
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	4,725,000	4,740,714
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	5,000,000	5,001,890
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,163,462
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(2)	8,730,000	1,727,698
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/49	950,000	961,404
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,013,132
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	1,500,000	1,311,222
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(2)	5,000,000	811,530
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	2,175,000	2,147,994
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(2)	25,000,000	3,781,125
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/43	2,750,000	2,784,349
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/48	2,500,000	2,513,042
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.75%, 9/1/48	1,900,000	2,006,879
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.875%, 9/1/53	2,900,000	3,060,433
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/45	6,390,000	6,458,563
University of California Rev., 5.00%, 5/15/42	2,500,000	2,637,603
University of California Rev., 5.00%, 5/15/53	4,000,000	4,228,432
University of California Rev., VRDN, 2.30%, 6/1/26	600,000	600,000
University of California Rev., VRDN, 2.35%, 6/1/26	1,935,000	1,935,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,305,000	3,055,644
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,507,807
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.125%, 9/1/50	1,225,000	1,232,248
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.25%, 9/1/55	1,480,000	1,498,238
Victor Valley Community College District GO, 5.00%, 8/1/51	3,670,000	3,840,830
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,673,926
Washington Township Health Care District GO, 5.50%, 8/1/53	1,115,000	1,201,056
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	400,429
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	996,413
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	746,822
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	998,845

Washington Township Health Care District Rev., 5.75%, 7/1/48	850,000	896,958
Washington Township Health Care District Rev., 5.75%, 7/1/53	1,000,000	1,036,560
West Contra Costa Unified School District GO, 4.00%, 8/1/54 (BAM)	1,325,000	1,244,325
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/50 (AG)	5,000,000	5,224,431
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/55 (AG)	5,000,000	5,179,358
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/49	750,000	755,958
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/54	885,000	887,455
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,352,471
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,352,695
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/41	2,485,000	2,378,254
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/45	2,485,000	2,290,080
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,576,993
		1,581,938,263
Guam — 0.7%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,778,895
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,519,043
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,778,607
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/50	2,750,000	2,830,680
Guam Power Authority Rev., 5.00%, 10/1/30	1,005,000	1,064,507
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,508,071
Territory of Guam Rev., 5.00%, 1/1/35	1,200,000	1,312,861
		11,792,664
Puerto Rico — 1.9%
Children's Trust Fund Rev., 0.00%, 5/15/50(2)	20,000,000	4,172,850
Puerto Rico GO, 5.625%, 7/1/29	201,036	211,343
Puerto Rico GO, 5.75%, 7/1/31	195,264	211,495
Puerto Rico GO, 4.00%, 7/1/33	1,003,023	1,005,377
Puerto Rico GO, 4.00%, 7/1/35	166,436	166,035
Puerto Rico GO, 4.00%, 7/1/37	142,845	141,206
Puerto Rico GO, 4.00%, 7/1/41	194,215	185,105
Puerto Rico GO, 4.00%, 7/1/46	3,601,981	3,194,665
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(2)	238,285	173,908
Puerto Rico GO, VRN, 0.00%, 11/1/43	713,210	493,007
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,976,220	1,247,489
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	12,800,000	12,763,702
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(2)	10,211,000	3,727,180
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(2)	15,092,000	4,053,353
		31,746,715
U.S. Virgin Islands — 0.3%
Virgin Islands Hotel Development Financing Corp. Rev., (CFC-FR LLC), 6.00%, 12/1/55	4,900,000	4,938,926
TOTAL MUNICIPAL SECURITIES (Cost $1,661,044,164)		1,630,416,568
AFFILIATED FUNDS(7) — 0.5%
American Century California Municipal Bond ETF (Cost $8,122,137)	160,300	8,055,091
WARRANTS — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC(6) (Cost $—)	72,088	216,264
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,669,166,301)		1,638,687,923
OTHER ASSETS AND LIABILITIES — 0.3%		4,785,002
TOTAL NET ASSETS — 100.0%		$1,643,472,925

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guarantee Corp.
SEQ	–	Sequential Payer
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $322,766,405, which represented 19.6% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is in default.
(6)Non-income producing.
(7)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,630,416,568	—
Affiliated Funds	$8,055,091	—	—
Warrants	—	216,264	—
	$8,055,091	$1,630,632,832	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$7,813	—	—	$242	$8,055	160	—	$219

(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.